Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the STMicroelectronics, Inc. 401(k) Savings Plan (the “Plan”) is provided for general information purposes only. Plan participants should refer to the summary plan description and the Plan document for a more comprehensive description of the Plan’s provisions.

General

The Plan is a defined contribution 401(k) savings plan adopted on January 1, 1988 for the benefit of eligible employees of STMicroelectronics, Inc. (“ST, Inc. / Company / Employer / Plan Administrator”). The Plan permits voluntary participant contributions and employer automatic and matching contributions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Administration

The Company is responsible for the administration and operation of the Plan. Fidelity Management Trust Company is the Plan’s trustee (“Trustee”) and is responsible for the custody and management of the Plan’s assets. Fidelity Investment Institutional Operations Company, Inc., an affiliate of the Trustee, serves as the Plan’s recordkeeper.

Eligibility

All employees of ST, Inc. who are at least 18 years of age are eligible to participate in the Plan. Employees who are excluded from participating in the Plan are: (i) employees who are leased (as defined under code 414(n) of the Internal Revenue Code); (ii) an employee who is not a citizen of the United States, was transferred from employment with an affiliated company to employment with ST, Inc. for temporary expatriate service in the United States and was not a participant in the superseded plan on December 31, 1995; (iii) an employee who is an intern or co-op participating in an intern or co-op program; (iv) an employee who is bound by a collective bargaining agreement; or (v) an employee who was not a participant in the superseded plan on December 31, 1995, and for whom contributions are being made to or benefits are being accrued under a foreign governmental pension plan or foreign social security system or under a pension plan maintained by an affiliated company primarily for the benefit of employees who are nonresident aliens with respect to the United States.

Contributions

Eligible employees may make pre-tax deferrals, after-tax Roth 401(k) deferrals, or a combination of both up to 75% (or such lesser percentage as the President of STMicroelectronics, Inc. may specify from time to time), including catch-up contributions, of their compensation each pay period up to an annual tax dollar limitation in accordance with guidance of the Internal Revenue Service. The Internal Revenue Service limitations were $23,500 with an additional $7,500 catch-up for employees 50 or older during the calendar year 2025. Those employees between the ages of 60 and 63 are eligible to contribute up to $11,250 as a "super" catch-up contribution in lieu of the $7,500. Employer contributions are made by ST, Inc. each payroll period of 100% of the participant’s contribution up to 4% of participant’s eligible compensation. An additional contribution is made by ST, Inc. of 1% to 3% of each participant’s eligible compensation, based on a participant’s length of service. Participants may make Roth in-plan conversions. Rollover contributions are also permitted from a participant’s personal or prior employer tax deferred retirement accounts. Participants can change or suspend their contributions at any time.

Participant Accounts

Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with the participant’s contributions, company matching contributions, and Plan earnings as applicable. Participant accounts are also charged with withdrawals, an allocation of Plan losses as applicable, and per participant administrative expenses that are not paid by the Company. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting

Participants are immediately fully vested in both their contributions and ST, Inc. contributions and the earnings thereon. Prior to December 31, 2000, participants vested in ST, Inc. contributions and the earnings thereon 20% after one year of service and vested an additional 20% on each successive service anniversary date, becoming 100% vested after five years of service. Forfeitures under the Plan are generally used to reduce the amount of Employer contributions otherwise due to the Plan. The amounts of unallocated forfeitures at December 31, 2025 and 2024 were $54,641 and $74,929, respectively.

Benefit Payments

Upon termination of employment, retirement or death, participants or beneficiaries may elect to receive benefit payments in the form of a single lump sum payment equal to the vested value of the participant’s account, or rollover all or part of the vested account balance into an IRA or another qualified plan, as defined in the Plan document.

In-service withdrawals of pre-tax and Roth contributions are generally allowed in cases of hardship, defined as an immediate and heavy financial need. Participants may self-certify the need, and withdrawals may also be permitted under certain additional circumstances as allowed by the Plan.

Prior plan after-tax and rollover contributions can be withdrawn at any time. Additionally, under certain circumstances relating to plans from previous acquisitions, a participant who has attained 59½ years of age may withdraw all or any portion of the amount credited to their prior plan elective deferral account.

At December 31, 2025 and 2024, there were no benefit claims which had been processed and approved for payment but not yet paid. Benefit payments are determined, paid and taxed to participants based upon the date the check is first processed.

Administrative Expense (Credit)

Participants pay for the administrative expenses of the Plan, except to the extent the Company elects to pay such expenses. Plan administrative expenses, including but not limited to recordkeeping, trustee, audit and consulting fees, may be allocated to participant accounts using a combination of methods, including a per-participant fee and/or a pro rata allocation based on account balances. These expenses are charged to participant accounts periodically throughout the year, as applicable.

Loan fees and certain withdrawal transactions are paid by the applicable participant’s accounts. Revenue credits generated by the Plan for certain investment fund options are reallocated back to those Plan participants who invested in those fund options. Any revenue credits attributable to a participant who no longer has an account in the Plan will be used to reduce future Plan expenses.

Notes Receivable from Participants

The Plan allows for participant loans. A loan made to a Plan participant shall be in an amount that is not less than $1,000 and not more than 50% of the vested interest in the participant’s account up to $50,000. The repayment period for participant loans cannot exceed five years. At December 31, 2025, the loans bear interest in the range of 3.25% to 8.50%. The loans are collateralized by the borrower’s assignment of rights to their available account, as acknowledged by a promissory note.

Investment Options

Participants of the Plan may allocate contributions among various investment options. Participants may transfer assets between and among funds. Additionally, participants may change the investment allocation of their contributions at any time. The maximum employee contribution to either the STMicroelectronics N.V. Stock Fund or the self-directed brokerage account is set at 25% of eligible contributions.